Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 2	☒

(Check appropriate box or boxes.)

LoCorr Investment Trust
 (Exact Name of Registrant as Specified in Charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 1 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 1 on Form N-1A filed on March 3, 2011, and declared effective by a Notice of Effectiveness filed on March 8, 2011.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 29th day of March 2011.

LoCorr Investment Trust

By:  /s/ JoAnn M Strasser
          JoAnn M Strasser
       Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title(s)	Date
/s/ Jon C. Essen*	Trustee, Treasurer, Secretary and Principal Financial Officer	March 29, 2011
/s/ Kevin M. Kinzie*	Trustee, President and Principal Executive Officer	March 29, 2011
/s/ Michael T. Ayres*	Trustee	March 29, 2011
/s/ Ronald A. Tschetter*	Trustee	March 29, 2011
/s/ James W. Morton*	Trustee	March 29, 2011

*By: /s/ JoAnn M. Strasser
   JoAnn M. Strasser
  Attorney-in-Fact
  March 29, 2011